Cover Page	Nov. 08, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 08, 2019
Entity Registrant Name	ENBRIDGE INC
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-15254
Entity Tax Identification Number	98-0377957
Entity Address, Address Line One	200, 425 - 1st Street S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 3L8
City Area Code	403
Local Phone Number	231-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000895728
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	ENB
Security Exchange Name	NYSE
6.375% Fixed-to-Floating Rate Subordinated Notes Series 2018-B Due 2078
Entity Information [Line Items]
Title of 12(b) Security	6.375% Fixed-to-Floating RateSubordinated Notes Series2018-B due 2078
Trading Symbol	ENBA
Security Exchange Name	NYSE